Impairment charges (Tables)	12 Months Ended
Sep. 30, 2023
Impairment charges
Schedule of impairment charges

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Provisions raised/(released)
Performing	274	225	(915)	172	343
Non-performing	565	299	567	523	286
Recoveries	(191)	(189)	(242)	(184)	(180)
Impairment charges/(benefits)	648	335	(590)	511	449
of which relates to:
Loans and credit commitments	647	333	(567)	517	425
Debt securities at amortised cost	-	4	(25)	-	1
Debt securities at FVOCI	1	(2)	2	1	(2)
Due from subsidiaries	-	-	-	(7)	25
Impairment charges/(benefits)	648	335	(590)	511	449